Commitments (Schedule Of Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments [Abstract]
2013	$ 38,720
2014	31,695
2015	20,361
2016	10,986
2017	2,301
Thereafter	11,211
Total operating lease minimum commitments	$ 115,274